Borrowings - Notes to borrowings (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 06, 2022	Aug. 19, 2022 USD ($) installment	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 08, 2022 USD ($)	Feb. 21, 2022 item	Nov. 04, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 08, 2021 USD ($)	Aug. 31, 2020 USD ($)
Borrowings
Outstanding					$ 1,333,237	$ 1,465,437	$ 1,439,603
Borrowing					1,333,237	1,465,437	1,439,603
Grace period	2 years
Amount of borrowings repaid					200,475	328,775	$ 266,839
Notes
Borrowings
Outstanding					940,900	986,500
Borrowing					$ 940,900	986,500
Class 3 Notes, fixed 4.000%, matures in 2023
Borrowings
Nominal value						30,500
Outstanding						30,500
Borrowing						30,500
Class 1 Series 2021 Notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value						64,000
Outstanding						60,600
Borrowing						60,600
Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Nominal value						62,000
Outstanding						60,200
Borrowing						60,200
Class 5 Notes, fixed 5.500%, matures in 2032
Borrowings
Nominal value						138,000
Outstanding						138,300
Borrowing						138,300
Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Nominal value						36,000
Outstanding						35,900
Borrowing						35,900
Class 7 Notes, fixed 0.0000%, matures in 2025
Borrowings
Nominal value						20,000
Outstanding						19,900
Borrowing						19,900
Class 9 Notes, Fixed 0.000 Percent, Matures in 2026, Issued in 2022
Borrowings
Nominal value						30,000
Outstanding						29,900
Borrowing						29,900
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Interest rate												8.50%
Outstanding												$ 208,900
Borrowing												$ 208,900
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Outstanding											$ 62,000
Borrowing											$ 62,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 3 notes
Borrowings
Repurchase and exchange as a percentage of total original principal amount					90.70%
ACI
Borrowings
Outstanding					$ 8,500
Borrowing					8,500
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Borrowings
Nominal value					$ 246,200	$ 246,200
Interest rate					6.875%	6.875%
Outstanding					$ 235,900	$ 234,600
Interest payment account					12,900
Borrowing					235,900	234,600
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Borrowings
Nominal value					$ 14,600	$ 14,600
Interest rate					6.875%	6.875%
Outstanding					$ 11,400	$ 12,500
Borrowing					11,400	12,500
CAI | Secured notes, fixed 4.556%, matures in 2024
Borrowings
Nominal value					$ 71,800	$ 71,800
Interest rate					4.556%	4.556%
Outstanding					$ 67,700	$ 64,900
Borrowing					67,700	64,900
AA2000
Borrowings
Outstanding														$ 2,000
Borrowing														$ 2,000
AA2000 | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Borrowings
Nominal value					$ 212,300	$ 212,300
Interest rate					6.875%	6.875%
Outstanding					$ 67,800	$ 91,100
Borrowing					67,800	91,100
AA2000 | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value					$ 208,900	$ 208,900
Interest rate					8.50%	8.50%
Outstanding					$ 208,600	$ 208,100
Borrowing					208,600	$ 208,100
AA2000 | Class 2 Notes Series 2020, fixed 0.0000%, matures in 2022
Borrowings
Amount of borrowings repurchased				$ 25,400
Amount of borrowings repaid			$ 12,600
AA2000 | Class 3 Notes, fixed 4.000%, matures in 2023
Borrowings
Interest rate						4.00%
AA2000 | Class 1 Series 2021 Notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value					$ 64,000
Interest rate					8.50%	8.50%
Outstanding					$ 61,200
Borrowing					61,200
AA2000 | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Nominal value					$ 62,000
Interest rate					9.50%	9.50%
Outstanding					$ 60,700
Borrowing					60,700
AA2000 | Class 5 Notes, fixed 5.500%, matures in 2032
Borrowings
Nominal value					$ 138,000				$ 20,000
Interest rate					5.50%	5.50%
Outstanding					$ 138,300
Borrowing					$ 138,300
Grace period					5 years
AA2000 | Class 6 Notes, fixed 2.000%, matures in 2025
Borrowings
Nominal value		$ 30,000			$ 36,000
Interest rate					2.00%	2.00%
Outstanding					$ 34,400
Borrowing					34,400
Number of installments for repayment | installment		3
AA2000 | Class 7 Notes, fixed 0.0000%, matures in 2025
Borrowings
Interest rate						0.00%
AA2000 | Class 9 Notes, Fixed 0.000 Percent, Matures in 2026, Issued in 2022
Borrowings
Nominal value					$ 30,000
Interest rate					0.00%	0.00%
Outstanding					$ 30,000
Borrowing					30,000
AA2000 | Class 9 Notes, Fixed 0.000 Percent, Matures in 2026, Issued in 2023
Borrowings
Nominal value					$ 2,700			$ 2,700
Interest rate					0.00%
Outstanding					$ 400
Borrowing					400
AA2000 | Class 9 Notes, Fixed 0.000 Percent, Matures in 2026
Borrowings
Amount of installments for repayment		$ 10,000
Nominal value of notes after integration		25,400
Nominal value of notes integrated in ARS		$ 4,600
AA2000 | Class 10 Notes, Fixed 0.000 Percent, Matures in 2025
Borrowings
Nominal value					$ 25,000			$ 25,000
Interest rate					0.00%
Outstanding					$ 24,500
Borrowing					$ 24,500
AA2000 | Class 5 Notes and Class 6 Notes
Borrowings
Number of tranches | item										2
AA2000 | Aeropuertos Argentina 2000 S.A.("AA2000") | Class 5 Notes and Class 6 Notes
Borrowings
Outstanding													$ 174,000
Borrowing													$ 174,000